Other liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Provision for losses on merchant accounts	$ 5,280	$ 2,693	$ 6,265
Derivative financial liability	628	0
Other	1,951	1,531
Total other current liabilities	$ 7,859	$ 4,224